Disclosure of detailed information about options issued and outstanding (Details)	3 Months Ended		12 Months Ended
	Nov. 30, 2022 shares $ / shares	Nov. 30, 2021 shares $ / shares	Aug. 31, 2022 shares $ / shares	Aug. 31, 2021 shares $ / shares	Nov. 30, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Outstanding options	1,244,258	702,938	1,143,182	692,938	1,244,258
Weighted average exercise price | (per share)	$ 3.47	$ 11.61	$ 3.93	$ 11.64	$ 4.40
Weighted average remaining contractual term	5 years 5 months 12 days	4 years 3 months 18 days	5 years 7 months 20 days	4 years 5 months 15 days
Option One [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Apr. 01, 2023
Outstanding options	18,000				18,000
Weighted average exercise price | (per share)	$ 7.91				$ 11.25
Weighted average remaining contractual term	3 months 29 days
Option Two [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Aug. 25, 2025
Outstanding options	340				340
Weighted average exercise price | (per share)	$ 76.43				$ 106.50
Weighted average remaining contractual term	2 years 8 months 26 days
Option Three [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Feb. 10, 2026
Outstanding options	1,338				1,338
Weighted average exercise price | (per share)	$ 76.43				$ 106.50
Weighted average remaining contractual term	3 years 2 months 12 days
Option Four [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	May 23, 2026
Outstanding options	9				9
Weighted average exercise price | (per share)	$ 76.43				$ 106.50
Weighted average remaining contractual term	3 years 5 months 23 days
Option Five [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jun. 24, 2026
Outstanding options	145,433				145,433
Weighted average exercise price | (per share)	$ 12.21				$ 15.04
Weighted average remaining contractual term	3 years 6 months 25 days
Option Six [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jul. 02, 2026
Outstanding options	45,010				45,010
Weighted average exercise price | (per share)	$ 12.21				$ 15.08
Weighted average remaining contractual term	3 years 7 months 2 days
Option Seven [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Aug. 20, 2026
Outstanding options	10,000				10,000
Weighted average exercise price | (per share)	$ 6.05				$ 7.78
Weighted average remaining contractual term	3 years 8 months 19 days
Option Eight [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Mar. 03, 2027
Outstanding options	1,003				1,003
Weighted average exercise price | (per share)	$ 76.43				$ 106.50
Weighted average remaining contractual term	4 years 3 months 3 days
Option Nine [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Nov. 03, 2027
Outstanding options	133				133
Weighted average exercise price | (per share)	$ 76.43				$ 106.50
Weighted average remaining contractual term	4 years 11 months 4 days
Option Ten [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Nov. 07, 2029
Outstanding options	30,089				30,089
Weighted average exercise price | (per share)	$ 5.38				$ 7.50
Weighted average remaining contractual term	6 years 11 months 8 days
Option Eleven [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jun. 14, 2031
Outstanding options	10,683				10,683
Weighted average exercise price | (per share)	$ 11.69				$ 14.20
Weighted average remaining contractual term	8 years 6 months 14 days
Option Twelve [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Nov. 23, 2031
Outstanding options	10,000				10,000
Weighted average exercise price | (per share)	$ 9.82				$ 12.45
Weighted average remaining contractual term	8 years 11 months 26 days
Option Thirteen [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jan. 31, 2027
Outstanding options	15,000				15,000
Weighted average exercise price | (per share)	$ 3.07				$ 3.90
Weighted average remaining contractual term	4 years 2 months 1 day
Option Fourteen [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Apr. 12, 2027
Outstanding options	100,000				100,000
Weighted average exercise price | (per share)	$ 2.27				$ 2.87
Weighted average remaining contractual term	4 years 4 months 13 days
Option Fifteen [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Aug. 10, 2027
Outstanding options	100,000				100,000
Weighted average exercise price | (per share)	$ 1.15				$ 1.47
Weighted average remaining contractual term	4 years 8 months 12 days
Option Sixteen [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Sep. 30, 2027
Outstanding options	46,000				46,000
Weighted average exercise price | (per share)	$ 0.60				$ 0.82
Weighted average remaining contractual term	4 years 10 months 2 days
Option Seventen [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Oct. 31, 2027
Outstanding options	96,176				96,176
Weighted average exercise price | (per share)	$ 0.65				$ 0.89
Weighted average remaining contractual term	4 years 11 months 1 day
Option Eighteen [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	May 26, 2029
Outstanding options	615,044				615,044
Weighted average exercise price | (per share)	$ 1.16				$ 1.49
Weighted average remaining contractual term	6 years 5 months 26 days